JORDAN K. THOMSEN
Assistant Vice President and Counsel
(212) 314-5431
Fax:(212) 314-3953
April 1, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company
Form N-4 Registration Statement
File Nos. 333-64749 and 811-07659
CIK #: 0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing pursuant to 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 48 and Amendment No. 260 to AXA Equitable's Form N-4 Registration Statement File Nos. 333-64749 and 811-07659 under the 1933 Act and the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account No. 49.

This Post-Effective Amendment to the Registration Statement relates to a new national version of the Accumulator(R) Series variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. The contract will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49, and the distributors of Accumulator(R) Series contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

The principal differences between the new version of Accumulator(R) Series ("new contract") and the current version ("old contract") are outlined below.

The old contract is also covered by AXA Equitable's Form N-4 Registration Statement 333-64749 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Post-Effective Amendment becomes effective, and subject to state approval, the new contract will replace the old contract for new offers and sales.

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The principal differences between the old contract and the new contract are as follows:

•
Certain guaranteed benefits (Guaranteed minimum income benefit and Guaranteed withdrawal benefit for life) are subject to the asset transfer program (“ATP”).  The ATP is designed to manage the financial exposure involved with providing the guaranteed benefits.  The ATP applies predetermined mathematical formulas to measure the relationship between the contract’s account value and the guaranteed benefit bases.  If dictated by the formulas, account value moves between the variable investment options and an established ATP investment option.  The ATP investment option is only used to hold account value that was transferred as the result of the operation of the formulas.  Contract owners cannot elect to have account value allocated to the ATP investment option.

•
Beginning in the second contract year, the ATP provides an exit option.  Once per year, contract owners may elect to have 100% of the account value in the ATP investment option transferred into the variable investment options.  There is a separate predetermined mathematical formula that recalculates the guaranteed benefit bases as a result of electing the ATP exit option.

•	A Guaranteed minimum income benefit must be elected at issue. There is no longer the option to add this benefit after issue.

•	A new Annual Roll-up rate and a new Deferral bonus Roll-up rate apply to the Guaranteed minimum income benefit.

•
For contracts with the Guaranteed minimum income benefit, withdrawals up to the Annual withdrawal amount now reduce the Highest Anniversary Value benefit base on a dollar-for-dollar basis, rather than pro-rata.

•	A “Definitions of key terms” section has been included.

•	Certain contract charges have changed.

•
This prospectus contains the four contract share classes. The contract share classes have been renamed for consistency with our other currently available variable annuity products.  Accumulator® is now Accumulator® Series B; Accumulator® PlusSM is now Accumulator® Series CPSM; Accumulator® EliteSM is now Accumulator® Series L; and Accumulator® SelectSM is now Accumulator® Series C.

•	The contract still offers two Guaranteed minimum income benefit options and two sets of variable investments options that require adherence to certain guidelines.

•	The contract still provides for conversion from the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on the contract date anniversary following age 85.

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We would greatly appreciate the Staff's effort in providing us with comments by June 1, 2011, or as soon as practicable thereafter. We will then file an additional Post-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

To facilitate the Staff's review, we are including with the Staff's courtesy copy of this letter, a precisely marked copy of the prospectus contained in this filing that shows how it differs from the last Accumulator(R) Series prospectus filed via Post-Effective Amendment Nos. 47 and 245 on April 22, 2010.

Please contact the undersigned at (212) 314-5431 or Christopher Palmer, Esq. Of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

cc: Sonny Oh, Esq.
Christopher E. Palmer, Esq.

AXA Equitable Life Insurance Company
1290 Avenue of the Americas, New York, NY 10104

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